Offerings	May 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.750% Senior Secured Notes due 2029
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965.00
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act (17 CFR 230.457) and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 10.750% Senior Secured Notes due 2029
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is required with respect to the guarantees.